Deposits and Other Assets - Summary of Deposits and Other Assets (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure Of Deposits And Other Assets [abstract]
Percentage of outstanding amount of debt with bondholders.	15.00%